SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2016
Computers Electronic Equipment and Software [Member]
Annual rates of depreciation	33.00%
Vehicles [Member]
Annual rates of depreciation	15.00%
Office Furniture and Equipment [Member]
Annual rates of depreciation	15.00%